Other Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS, NET [Abstract]
Loans between Changyou and Sohu (Note 27)	$ 76,520	$ 0
Deferred tax assets, net	10,100	7,952
Employee advance	8,873	1,953
Others	155	129
Total	$ 95,648	$ 10,034